Description of Organization and Business Operations (Details) - USD ($)						2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 15, 2023	May 11, 2023	May 11, 2023	Aug. 16, 2022	Feb. 15, 2022	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	May 05, 2022
Description of Organization and Business Operations [Line Items]
Price per unit sold (in Dollars per share)						$ 10.95				$ 10.95
Shares purchased additionally (in Shares)												1,800,000
Price per shares (in Dollars per share)						$ 6.5				$ 6.5
Share of common stock (in Shares)						90,000				90,000
Excise tax percentage				1.00%			21.00%			20.97%
Public shares total (in Shares)	3,323,707
Aggregate redemption value of public shares	$ 12,346,791
Excise tax	474,837
Cash						$ 3,505,454	$ 3,063,748			$ 3,505,454	$ 2,016,315
Working capital						$ 13,300,601				13,300,601
Cash flow from operations	$ 36,383,179
Successor and Predecessor						Successor			Predecessor
Agreement amount						$ 150,000,000	$ 150,000,000			150,000,000
Percentage of excise tax of the fair market value							1.00%
Issuance of public shares (in Shares)		4,115,597
Redeemed trust account		$ 43,318,207	$ 43,318,207
Working capital deficit							$ 32,552,654
Cash flow from operations						484,474	2,250,267	$ 5,594,971		8,675,037	$ 18,651,132
Going Concern Considerations [Member]
Description of Organization and Business Operations [Line Items]
Cash						3,505,454				3,505,454
Excise Tax Liability [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage	1.00%
Public shares total (in Shares)		4,115,597	4,115,597
Aggregate redemption value of public shares			$ 43,318,207
Excise tax	$ 474,837
U.S. federal [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage				1.00%
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Redeemed public shares (in Shares)	3,323,707
Aggregate redemption amount	$ 12,346,791
IPO [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)					7,500,000
Price per unit sold (in Dollars per share)					$ 10
Shares purchased additionally (in Shares)					1,125,000
Cash							$ 3,063,748
Cash flow from operations						$ 8,675,037				$ 8,675,037
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)					505,000
Price per shares (in Dollars per share)					$ 10
Generating proceeds					$ 5,050,000
Aggregate shares (in Shares)						505,000	505,000			505,000
Price per share value (in Dollars per share)						$ 10	$ 10			$ 10
Share of common stock (in Shares)						1				1
Share of common stock (in Shares)							1
Private Placement [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price per share value (in Dollars per share)						$ 11.5	$ 11.5			$ 11.5